UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2003

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	May 13, 2003

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  246317

                                 Form 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER        CLASS  CUSIP      (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
----------------      -----  --------    ------- --------   ---  --- ----- --- ----
Abbott Laboratories   COM    002824100    8,222   218,600   SH   NA  SOLE  NA  SOLE
Adobe Systems         COM    00724F101    7,279   236,100   SH   NA  SOLE  NA  SOLE
Agilent               COM    00846U101    3,014   229,161   SH   NA  SOLE  NA  SOLE
American Express      COM    025816109    7,401   222,720   SH   NA  SOLE  NA  SOLE
Automatic Data Proc'g COM    053015103    5,662   183,900   SH   NA  SOLE  NA  SOLE
Baxter International  COM    071813109    2,298   123,300   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway B  COM    084670207   12,217     5,717   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway    COM    084670108      255         4   SH   NA  SOLE  NA  SOLE
Block H&R             COM    093671105    8,132   190,500   SH   NA  SOLE  NA  SOLE
Coca-Cola             COM    191216100   10,717   264,750   SH   NA  SOLE  NA  SOLE
Costco Cos. Inc Com   COM    22160Q102    8,435   280,900   SH   NA  SOLE  NA  SOLE
Dell Computers        COM    247025109   10,719   392,500   SH   NA  SOLE  NA  SOLE
Gannett Co.           COM    364730101    9,762   138,600   SH   NA  SOLE  NA  SOLE
Gillette              COM    375766102   10,810   349,400   SH   NA  SOLE  NA  SOLE
Goldman Sachs         COM    38141G104    9,266   136,100   SH   NA  SOLE  NA  SOLE
Hershey Foods         COM    427866108   10,138   161,800   SH   NA  SOLE  NA  SOLE
Johnson & Johnson     COM    478160104   10,078   174,140   SH   NA  SOLE  NA  SOLE
McDonald's Corp.      COM    580135101    6,761   467,567   SH   NA  SOLE  NA  SOLE
Merck & Co.           COM    589331107   11,650   212,660   SH   NA  SOLE  NA  SOLE
Microsoft Corp.       COM    594918104    7,721   318,900   SH   NA  SOLE  NA  SOLE
Moody's Corporation   COM    615369105    5,437   117,600   SH   NA  SOLE  NA  SOLE
Morgan Stanley        COM    617446448    7,148   186,400   SH   NA  SOLE  NA  SOLE
N.Y. Times Co.        COM    650111107    6,248   144,800   SH   NA  SOLE  NA  SOLE
NIKE, Inc. 'B'        COM    654106103   10,490   204,000   SH   NA  SOLE  NA  SOLE
Omnicom Group         COM    681919106    5,162    95,300   SH   NA  SOLE  NA  SOLE
Oracle                COM    68389X105    7,633   703,600   SH   NA  SOLE  NA  SOLE
PepsiCo, Inc.         COM    713448108   10,360   259,000   SH   NA  SOLE  NA  SOLE
Pfizer, Inc.          COM    717081103    6,273   201,300   SH   NA  SOLE  NA  SOLE
Sysco Corp.           COM    871829107    5,493   215,900   SH   NA  SOLE  NA  SOLE
Wal-Mart Stores       COM    931142103   10,963   210,700   SH   NA  SOLE  NA  SOLE
Wrigley (Wm.) Jr.     COM    982526105   10,573   187,140   SH   NA  SOLE  NA  SOLE
